Debt - (Narrative - eOne IP & LG IP Facility) (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024
LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Credit facility, maximum principal amount				$ 1,250,000
Coupon rate		5.50%
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Credit facility, maximum principal amount		$ 850,000
Secured Debt | eOne IP Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facility, maximum principal amount		$ 340,000
Credit facility, periodic payment, principal	$ 8,500
Basis spread on variable interest rate (as a percent)	2.25%
Effective interest rate		6.58%
Secured Debt | eOne IP Credit Facility | Line of Credit | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Credit facility, maximum principal amount		$ 340,000
Credit facility, periodic payment, principal		$ 8,500
Basis spread on variable interest rate (as a percent)		2.25%
Effective interest rate		6.58%
Secured Debt | LG IP Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facility, maximum principal amount			$ 455,000
Credit facility, periodic payment, principal		$ 21,250
Basis spread on variable interest rate (as a percent)		2.25%
Effective interest rate		6.58%
Secured Debt | LG IP Credit Facility | Line of Credit | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Credit facility, maximum principal amount		$ 850,000	$ 455,000
Credit facility, periodic payment, principal		$ 21,250
Basis spread on variable interest rate (as a percent)		2.25%
Effective interest rate		6.58%